Accumulated Other Comprehensive Income / (Loss) (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of changes in AOCI by component

Changes in AOCI by Component

Unrealized Gain / (Loss) on cash flow hedges
AOCI — Balance, January 1, 2014	$(84,150)

OCI before reclassifications	521,002
Amounts reclassified from AOCI	(374,843)
Net current-period OCI	146,159

AOCI — Balance, December 31, 2014	$62,009

OCI before reclassifications	80,759
Amounts reclassified from AOCI	(105,058)
Net current-period OCI	(24,299)

AOCI — Balance, December 31, 2015	$37,710

OCI before reclassifications	(27,144)
Amounts reclassified from AOCI	(10,566)
Net current-period OCI	(37,710)

AOCI — Balance, December 31, 2016	$-

Schedul of reclassification out of AOCI

Reclassifications out of AOCI

Details about AOCI Components	Amount Reclassified from AOCI	Affected Line Item in the Statement Where Net Income is Presented
Gains and losses on cash flow hedges
Interest rate contracts	$374,843	Interest and finance costs
Total reclassifications for 2014	$374,843

Interest rate contracts	$105,058	Interest and finance costs
Total reclassifications for 2015	$105,058

Interest rate contracts	$10,566	Interest and finance costs
Total reclassifications for 2016	$10,566